Charles Schwab Investment Management, Inc.

9800 Schwab Way

Lone Tree, CO 80124

February 27, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Schwab Large-Cap Growth Fund	Schwab U.S. Large-Cap Growth Index Fund
Schwab Core Equity Fund	Schwab U.S. Large-Cap Value Index Fund
Schwab International Core Equity Fund	Schwab U.S. Mid-Cap Index Fund
Schwab Dividend Equity Fund	Schwab International Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab Health Care Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental International Equity Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental International Small Equity Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Post-Effective Amendment No. 238

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses, dated February 26, 2026, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Robin Nesbitt

Robin Nesbitt

Corporate Counsel